Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended	15 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 08, 2022	May 25, 2021
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligation, to be Paid, Year Two and Three					$ 22.5
Payments for purchase of other assets	$ 0.4	$ 0.4	$ 0.8
Percentage of remaining purchase commitment during contract term					50.00%
Retention costs payable				$ 20.0
Advance Payments Of Purchase	$ 0.4